Notes to the consolidated statement of cash flows - Major non-cash transactions (Details) - CNY (¥) ¥ in Thousands			9 Months Ended	12 Months Ended
	Dec. 18, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Additions to right-of-use assets				¥ 70,524	¥ 23,531
Deductions to cash consideration paid to senior executives in lieu of full settlement of the advances	¥ 29,241
Change in fair value of warrant liabilities		¥ 7,592
Predecessor
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Additions to right-of-use assets			¥ 0	70,524		¥ 23,531
Additions to lease liabilities				70,473		23,531
Successor
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Change in fair value of warrant liabilities		¥ 7,592		¥ 112,729		¥ 7,592